GOF SA-8 09/09

SUPPLEMENT DATED SEPTEMBER 1, 2009
TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
OF EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin Utilities Fund
Franklin U.S. Government Securities Fund

Franklin Global Trust

Franklin Global Real Estate Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Franklin Large Cap Equity Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government   Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S.   Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund
Mutual Global Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual International Fund
Mutual Quest Fund
Mutual Shares Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement   Target Fund
Franklin Templeton 2025 Retirement   Target Fund
Franklin Templeton 2035 Retirement   Target Fund
Franklin Templeton 2045 Retirement   Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds   Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives   Allocation Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund
Templeton Frontier Markets Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
The Statement of Additional Information is amended as follows:

I.  The introduction for the “Buying and Selling Shares – Initial Sales Charges – Retirement plans” section is revised as follows:

Retirement plans:  Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

II.  The “Buying and Selling Shares – Initial Sales Charges – Retirement plans” section is revised by adding the following:

•  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) Plan account to a Franklin Templeton IRA with FTB&T as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Please keep this supplement for future reference.